Earning Per Share - Computation of Basic EPS and Diluted EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic:
Net income attributable to CNH Industrial	$ 678	$ 757
Weighted average common shares outstanding-basic	1,255	1,223
Basic earnings per share	$ 0.54	$ 0.62	$ 0.42
Diluted:
Net income attributable to CNH Industrial	$ 678	$ 757
Weighted average common shares outstanding-basic	1,255	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	2
Weighted average common shares outstanding-diluted	1,257	1,223
Diluted earnings per share	$ 0.54	$ 0.62	$ 0.42